Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives for significant asset classes	The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	3 to 20 years
Software	3 to 10 years